Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2019 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,025
Year two	937
Year three	905
Year four	907
Year five	904
For five years thereafter	4,431
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	12
Year three	12
Year four	11
Year five	11
For five years thereafter	SFr 47